POST-EMPLOYMENT BENEFITS - Changes in Defined Benefit Liability (Asset) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	CAD 62
Remeasurements, return on plan assets recognized in other comprehensive income (loss) and equity	160	CAD 97
Net defined benefit liability (asset), ending balance	66	62
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	387
Interest cost (income)	(9)	(7)
Pension expense included in employee salaries and benefits expense	(150)	(129)
Remeasurements, return on plan assets recognized in other comprehensive income (loss) and equity	92	32
Remeasurements, change in asset ceiling (excluding interest income)	0	3
Remeasuremens gain (loss), recognized in other comprehensive (loss) income and equity	60	99
Administrative expenses paid from plan assets	(4)	(3)
Net defined benefit liability (asset), ending balance	452	387
Domestic defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1,619)	(1,432)
Interest cost (income)	72	68
Remeasurements, return on plan assets recognized in other comprehensive income (loss) and equity	92	32
Contributions by employees, (decrease) increase	42	35
Contributions by employer, (decrease) increase	145	125
Benefits paid, decrease (increase)	(76)	(70)
Administrative expenses paid from plan assets	(4)	(3)
Net defined benefit liability (asset), ending balance	(1,890)	(1,619)
Domestic defined benefit plans | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	2,006	1,713
Service cost	137	119
Interest cost (income)	(81)	(75)
Remeasuremens gain (loss), recognized in other comprehensive (loss) income and equity	152	134
Net defined benefit liability (asset), ending balance	2,342	2,006
Domestic defined benefit plans | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	0	3
Interest cost (income)	0	0
Remeasurements, change in asset ceiling (excluding interest income)	0	3
Net defined benefit liability (asset), ending balance	0	0
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	62	56
Interest cost (income)	(3)	(2)
Pension expense included in employee salaries and benefits expense	2	5
Benefits paid, decrease (increase)	(3)	(3)
Remeasuremens gain (loss), recognized in other comprehensive (loss) income and equity	2	2
Net defined benefit liability (asset), ending balance	CAD 66	CAD 62